Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [abstract]
Fair Value Measurements

31. Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (an exit price) regardless of whether that price is directly observable or estimated using another valuation technique.

The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.  Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (interest rate, yield curves), or inputs that are derived principally from or corroborated observable market data or other means.  Level 3 inputs are unobservable (supported by little or no market activity).  The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

The following sets up the methods and assumptions used to estimate the fair value of Level 2 and Level 3 financial instruments.

Financial asset or liability	Methods and assumptions used to estimate fair value
Trade receivables

Trade receivables arising from the sales of metal concentrates are subject to provisional pricing, and the final selling price is adjusted at the end of a quotational period.  We mark these to market at each reporting date based on the forward price corresponding to the expected settlement date.

Interest rate swaps, and metal contracts

Fair value is calculated as the present value of the estimated contractual cash flows. Estimates of future cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.  These are discounted using a yield curve, and adjusted for credit risk of the Company or the counterparty.

Marketable securities – warrants

The Company determines the value of the warrants using a Black-Scholes valuation model which uses a combination of quoted prices and market-derived inputs, such as volatility and interest rate estimates. Fair value changes on the warrants are charged to profit and loss.

During the year ended December 31, 2017, and 2016, there were no transfers of amounts between Level 1, Level 2, and Level 3 of the fair value hierarchy.  The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.  Fair value information for financial assets and financial liabilities not measured at fair value is not presented if the carrying amount is a reasonable approximation of fair value.

	Carrying value						Fair value
December 31, 2017	Available for sale	Fair value through profit or loss	Fair Value (hedging)	Loans and receivables	Other liabilities	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Marketable securities – shares	$555	$-	$-	$-	$-	$555	$555	$-	$-	$-
Marketable securities – warrants	-	1	-	-	-	1	-	1	-	-
Trade receivables concentrate sales	-	34,250	-	-	-	34,250	-	34,250	-	-
Interest rate swap asset	-	-	140	-	-	140	-	140	-	-
	$555	$34,251	$140	$-	$-	$34,946	$555	$34,391	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$-	$183,074	$-	$183,074	$-	$-	$-	$183,074
Term deposits	-	-	-	29,500	-	29,500	-	-	-	29,500
Other receivables	-	-	-	1,251	-	1,251	-	-	-	1,251
	$-	$-	$-	$213,825	$-	$213,825	$-	$-	$-	$213,825

Financial liabilities measured at Fair Value
Metal forward sales contracts	$-	$(2,328)	$-	$-	$-	$(2,328)	$-	$(2,328)	$-	$-
	$-	$(2,328)	$-	$-	$-	$(2,328)	$-	$(2,328)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$-	$-	$(13,576)	$(13,576)	$-	$-	$-	$(13,576)
Payroll payable	-	-	-	-	(13,894)	(13,894)	-	-	-	(13,894)
Share units payable	-	-	-	-	(11,720)	(11,720)	-	(11,720)	-	-
Finance lease obligations	-	-	-	-	(906)	(906)	-	-	-	(906)
Bank loan payable	-	-	-	-	(39,871)	(39,871)	-	(40,000)	-	-
Other payables	-	-	-	-	(1,671)	(1,671)	-	-	-	(1,671)
	$-	$-	$-	$-	$(81,638)	$(81,638)	$-	$(51,720)	$-	$(30,047)

	Carrying value						Fair value
December 31, 2016	Available for sale	Fair value through profit or loss	Fair Value (hedging)	Loans and receivables	Other liabilities	Total	Level 1		Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Marketable securities – shares	$1,266	$-	$-	$-	$-	$1,266	$1,266		$-	$-	$-
Marketable securities – warrants	-	313	-	-	-	313	-		313	-	-
Trade receivables concentrate sales	-	23,185	-	-	-	23,185	-		23,185	-	-
Zinc forward contracts	-	973	-	-	-	973	-		973	-	-
	$1,266	$24,471	$-	$-	$-	$25,737	$1,266		$24,471	$-	-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$-	$82,484	$-	$82,484	$-		$-	$-	$82,484
Term deposits	-	-	-	41,100	-	41,100	-		-	-	41,100
Other receivables	-	-	-	72	-	72	-		-	-	72
	$-	$-	$-	$123,656	$-	$123,656	$-		$-	$-	$123,656

Financial liabilities measured at Fair Value
Interest rate swap liability	$-	$-	$(254)	$-	$-	$(254)	$-	-	$(254)	$-	$-
	$-	$-	$(254)	$-	$-	$(254)	$-		$(254)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$-	$-	$(15,251)	$(15,251)	$-		$-	$-	$(15,251)
Payroll payable	-	-	-	-	(10,755)	(10,755)	-		-	-	(10,755)
Share units payable	-	-	-	-	(13,026)	(13,026)	-		(13,026)	-	-
Finance lease obligations	-	-	-	-	(3,034)	(3,034)	-		-	-	(3,034)
Bank loan payable	-	-	-	-	(39,768)	(39,768)	-		(40,000)	-	232
Other payables	-	-	-	-	(17,605)	(17,605)	-		-	-	(17,605)
	$-	$-	$-	$-	$(99,439)	$(99,439)	$-		$(53,026)	$-	$(46,413)